GOF SA-5
                        SUPPLEMENT DATED FEBRUARY 1, 2008
                     TO THE CURRENTLY EFFECTIVE STATEMENT OF
               ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

                          FRANKLIN CAPITAL GROWTH FUND

                            FRANKLIN CUSTODIAN FUNDS
                             Franklin DynaTech Fund
                              Franklin Growth Fund
                              Franklin Income Fund
                    Franklin U.S. Government Securities Fund
                             Franklin Utilities Fund

                              FRANKLIN GLOBAL TRUST
                        Franklin Global Real Estate Fund

                     FRANKLIN GOLD AND PRECIOUS METALS FUND

                           FRANKLIN HIGH INCOME TRUST
                            Franklin High Income Fund

                       FRANKLIN INVESTORS SECURITIES TRUST
               Franklin Adjustable U.S. Government Securities Fund
                             Franklin Balanced Fund
                      Franklin Convertible Securities Fund
                           Franklin Equity Income Fund
                    Franklin Floating Rate Daily Access Fund
            Franklin Limited Maturity U.S. Government Securities Fund
                     Franklin Low Duration Total Return Fund
                            Franklin Real Return Fund
                           Franklin Total Return Fund

                             FRANKLIN MANAGED TRUST
                         Franklin Rising Dividends Fund

                       FRANKLIN MUNICIPAL SECURITIES TRUST
                  Franklin California High Yield Municipal Fund
                     Franklin Tennessee Municipal Bond Fund

                        FRANKLIN MUTUAL SERIES FUND INC.
                               Mutual Beacon Fund
                              Mutual Discovery Fund
                              Mutual European Fund
                         Mutual Financial Services Fund
                              Mutual Qualified Fund
                               Mutual Shares Fund

                      FRANKLIN REAL ESTATE SECURITIES TRUST
                      Franklin Real Estate Securities Fund

                      FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

                            FRANKLIN STRATEGIC SERIES
                      Franklin Biotechnology Discovery Fund
                          Franklin Flex Cap Growth Fund
                        Franklin Focused Core Equity Fund
                       Franklin Global Communications Fund
                        Franklin Global Health Care Fund
                       Franklin Growth Opportunities Fund
                         Franklin Natural Resources Fund
                       Franklin Small-Mid Cap Growth Fund
                        Franklin Small Cap Growth Fund II
                         Franklin Strategic Income Fund
                            Franklin Technology Fund

                    FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                 Franklin Templeton 2015 Retirement Target Fund Franklin Templeton 2025 Retirement Target Fund Franklin Templeton 2035 Retirement Target Fund
                 Franklin Templeton 2045 Retirement Target Fund
                   Franklin Templeton Conservative Target Fund
                  Franklin Templeton Corefolio Allocation Fund
                Franklin Templeton Founding Funds Allocation Fund
                      Franklin Templeton Growth Target Fund
                     Franklin Templeton Moderate Target Fund
                 Franklin Templeton Perspectives Allocation Fund

                         FRANKLIN TEMPLETON GLOBAL TRUST
                      Franklin Templeton Hard Currency Fund

                     FRANKLIN TEMPLETON INTERNATIONAL TRUST
                    Templeton Foreign Smaller Companies Fund
                        Templeton Global Long-Short Fund

                         FRANKLIN VALUE INVESTORS TRUST
                           Franklin All Cap Value Fund
                     Franklin Balance Sheet Investment Fund
                          Franklin Large Cap Value Fund
                          Franklin MicroCap Value Fund
                           Franklin MidCap Value Fund
                          Franklin Small Cap Value Fund

                           TEMPLETON CHINA WORLD FUND

                       TEMPLETON DEVELOPING MARKETS TRUST

                              TEMPLETON FUNDS, INC.
                             Templeton Foreign Fund
                              Templeton World Fund

                        TEMPLETON GLOBAL INVESTMENT TRUST
                               Templeton BRIC Fund
                    Templeton Emerging Markets Small Cap Fund
                              Templeton Income Fund

                      TEMPLETON GLOBAL OPPORTUNITIES TRUST

                     TEMPLETON GLOBAL SMALLER COMPANIES FUND

                           TEMPLETON GROWTH FUND, INC.

                             TEMPLETON INCOME TRUST
                           Templeton Global Bond Fund
                        Templeton International Bond Fund


The Statement of Additional Information is amended as follows:

The section entitled "Buying and Selling Shares - Initial Sales Charges - Retirement Plans" is revised as follows:

RETIREMENT PLANS. Class A shares at NAV are available for:

o  Employer Sponsored Retirement Plans with assets of $1 million or more; or

o Investors who open an IRA with proceeds rolled over directly from an Employer Sponsored Retirement Plan (the Plan) if the IRA is a "Common Platform IRA." An IRA is a Common Platform IRA if (i) the IRA custodian or recordkeeper, or one of its affiliates, is the recordkeeper for the Plan at the time the IRA is opened; and (ii) current agreements with the Fund, or its agent, make Franklin Templeton fund shares available to both the Plan and the IRA investor; or

o Investors who open an IRA as a spousal rollover or a QDRO if opened with proceeds from a "Former DCS Plan" and/or a plan for which FTB&T is trustee; or

o Investors who open a Franklin Templeton IRA prior to November 1, 2012 with proceeds rolled over directly from a "Former DCS Plan."

A "Qualified Retirement Plan" is an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans.

An "Employer Sponsored Retirement Plan" is a Qualified Retirement Plan, ERISA covered 403(b) and certain non-qualified deferred compensation arrangements that operate in a similar manner to a Qualified Retirement Plan, such as 457 plans and executive deferred compensation arrangements, but not including employer sponsored IRAs.

A "Former DCS Plan" is an Employer Sponsored Retirement Plan that transferred participant level recordkeeping from the DCS Division of Franklin Templeton Investor Services, LLC to Great-West Retirement Services(R) (GWRS) on November 2, 2007 and is a recordkeeping client of GWRS at the time of the rollover.


                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.